Junior Subordinated Debentures and Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2013
Junior Subordinated Debentures and Trust Preferred Securities
Schedule of information regarding the PlainsCapital Debentures

Information regarding the PlainsCapital Debentures is shown in the following table (in thousands).

Investor	Issue Date	Amount
PCC Statutory Trust I	July 31, 2001	$18,042
PCC Statutory Trust II	March 26, 2003	$18,042
PCC Statutory Trust III	September 17, 2003	$15,464
PCC Statutory Trust IV	February 22, 2008	$15,464